PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Schedule of Transactions Between the Group and Parent Companies, Associates and Related Parties (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
InterCement Brasil S.A.
Disclosure of transactions between related parties [line items]
Purchase of goods and services	$ 0	$ 0	$ (384)
InterCement Trading e Inversiones S.A.
Disclosure of transactions between related parties [line items]
Services provided	0	7,699	138,623
Intercement Participações S.A.
Disclosure of transactions between related parties [line items]
Purchase of goods and services	(1,384,925)	(1,381,792)	(628,972)
Services provided	76,507	264,590	138,586
InterCement Portugal, S.A.
Disclosure of transactions between related parties [line items]
Purchase of goods and services	$ 0	$ 0	$ (673,084)